KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments - September 30, 2020 (Unaudited)

COMMON STOCKS - 35.34%	Shares	Value
Accommodation - 0.95%
Civeo Corporation*	211,000	$142,446

Aerospace and Defense - 0.01%
Elbit Systems Ltd.^	10	1,203

Diversified Financials - 0.67%
Euronext NV	800	100,269

European Exchanges - 0.70%
Deutsche Boerse AG	600	105,380

Funds, Trusts, and Other Financial Vehicles - 0.83%
Mesabi Trust	5,900	125,198

Industrial Machinery Manufacturing - 0.60%
TerraVest Industries Inc.*	8,000	90,781

Management of Companies and Enterprises - 1.50%
Associated Capital Group, Inc. - Class A	2,400	86,712
Clarke, Inc.*	7,000	30,543
Galaxy Digital Holdings Ltd.*	42,600	107,816
		225,071
Mining (except Oil and Gas) - 6.92%
Franco-Nevada Corporation	3,600	502,488
NovaGold Resources, Inc.*	4,000	47,560
Wheaton Precious Metals Corporation	10,000	490,700
		1,040,748
Oil and Gas Extraction - 8.68%
Texas Pacific Land Trust[c]	2,890	1,305,008

Other Exchanges - 0.31%
ASX Ltd.	800	46,425

Other Financial Investment Activities - 1.63%
Brookfield Asset Management, Inc. - Class A	6,000	198,360
Burford Capital Limited	300	2,419
GAMCO Investors, Inc. - Class A	200	2,314
Morgan Group Holding Co.*[f]	53	328
Omni Bridgeway Ltd.	15,000	42,223
		245,644
Other Investment Pools and Funds - 0.48%
Partners Value Investments LP*[g]	2,193	72,466

Other Pipeline Transportation - 0.05%
Rubis SCA	200	8,029

Other Telecommunications - 0.00%
Liberty Latin America Limited - Class A*	9	74
Liberty Latin America Limited - Class C*	22	179
		253
Professional, Scientific, and Technical Services - 5.25%
CACI International, Inc. - Class A*[c]	3,700	788,692

Real Estate - 0.10%
DREAM Unlimited Corp.*	100	1,461
PrairieSky Royalty Limited*	2,200	13,730
		15,191
Securities and Commodity Exchanges - 0.65%
B3 SA - Brasil Bolsa Balcao	10,000	98,150

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.25%
CME Group, Inc.	786	131,506
IntercontinentalExchange Group, Inc.	500	50,025
Japan Exchange Group Inc. - ADR*	400	5,560
		187,091
Support Activities for Mining - 0.14%
Maverix Metals Inc.	4,000	20,560

Support Activities for Water Transportation - 2.86%
Braemar Shipping Services plc	2,000	4,207
Clarkson plc	11,000	320,782
Siem Industries, Inc.*[f]	5,500	104,500
		429,489
Transportation Equipment Manufacturing - 1.76%
The Boeing Company	1,600	264,416

TOTAL COMMON STOCKS
(cost $4,317,496)		5,312,510

PREFERRED STOCKS - 0.07%
Other Investment Pools and Funds - 0.07%
Partners Value Investments LP - Class A*[g]	515	10,660

TOTAL PREFERRED STOCKS
(cost $9,785)		10,660

UNIT INVESTMENT TRUST - 11.42%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 11.42%
Grayscale Bitcoin Trust*^[c]	156,520	1,717,024
TOTAL UNIT INVESTMENT TRUST
(cost $230,832)		1,717,024

	Principal
CONVERTIBLE BONDS - 0.01%	Amount	Value
Department Stores - 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019ef	41,080	822

TOTAL CONVERTIBLE BONDS
(cost $41,080)		822

WARRANTS - 0.04%	Shares
Other Investment Pools and Funds - 0.04%
Partners Value Investments LP*g	1,893	6,397

TOTAL WARRANTS
(cost $7,160)		6,397

TOTAL INVESTMENTS - 46.88%
(cost $4,606,353)		$7,047,413

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2020.  Total loaned securities had a market value of $136,734 at September 30, 2020. The total collateral for the loaned securities was cash in the amount of $142,537.

[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.
[f]	- Level 2 Investment.
[g]	- Illiquid
ADR	- American Depository Receipt.
CAD	- Canadian Dollars.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2020, 0.60%, 2.67%, 0.01%, 1.83% and 0.06% of the net assets of The Global Portfolio, The Market Opportunities Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Multi-Disciplinary Income Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at September 30, 2020.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio's net assets as of September 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,135,216	$104,828	$72,466	$5,312,510
Unit Investment Trust	1,717,024	–	–	1,717,024
Preferred Stocks	–	–	10,660	10,660
Convertible Bonds	–	822	–	822
Warrants	–	–	6,397	6,397
Total Investments in Securities	$6,852,568	$105,322	$89,523	$7,047,413

During the nine-month period ended September 30, 2020, there was a transfer of $89,523 out of Level 2 into Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2019	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	89,523
Balance as of September 30, 2020	$89,523

Description	Fair Value at 9/30/2020	Valuation Techniques	Unobservable Input	Range
Common Stocks	$72,466	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$34.00-$69.78
Preferred Stocks	$10,660	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$15.00-$21.00
Warrants	$6,397	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$2.90-$9.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.